NATIXIS EQUITY FUNDS

Supplement dated December 29, 2010 to the Natixis Equity Funds Class Y/Admin Class Prospectus dated

February 1, 2010, as may be revised or supplemented from time to time.

Effective immediately, the following text is added to the beginning of the third paragraph under the section “Purchase and Sale of Fund Shares” with regard to each Fund:

At the discretion of Loomis Sayles, employees and clients of Loomis Sayles may purchase Class Y shares of the Funds below the stated minimums.

NATIXIS EQUITY FUNDS

Supplement dated December 29, 2010 to the Loomis Sayles Disciplined Equity Fund Class Y Summary Prospectus, Loomis Sayles Global Markets Fund Class Y Summary Prospectus, Loomis Sayles Mid Cap Growth Fund Class Y Summary Prospectus, and Loomis Sayles Value Fund Class Y/Admin Class Summary Prospectus, each dated February 1, 2010 and the Loomis Sayles Growth Fund Class Y Summary Prospectus dated February 1, 2010 as revised May 20, 2010, as may be revised or supplemented from time to time.

Effective immediately, the following text is added to the beginning of the third paragraph under the section “Purchase and Sale of Fund Shares” with regard to each Fund:

At the discretion of Loomis Sayles, employees and clients of Loomis Sayles may purchase Class Y shares of the Funds below the stated minimums.